Consolidated Statements of Cash Flows Statement (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net income (loss)	$ (596,116)	$ 376,765
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,065,021	1,339,256
Provision for credit losses	(24,328)	(50,000)
(Gain) on sale of assets	(1,947)	(20,689)
Stock option expense	44,966	44,967
Deferred income taxes	(481,956)	281,025
Changes in operating assets and liabilities:
Accounts receivable	(2,309,240)	(1,333,681)
Inventories	(966,565)	238,213
Prepaid expenses and other assets	(367,365)	(38,990)
Accounts payable	2,307,884	(34,216)
Disbursements in transit	1,229,201	(520,612)
Accrued liabilities	207,610	269,498
Net cash provided by (used in) operating activities	107,165	551,536
Cash flows from investing activities:
Purchases of property and equipment	(407,764)	(712,526)
Proceeds from sales of assets	0	19,750
Distribution of insurance proceeds from restricted assets	408,936	0
Investments in restricted assets	(212,831)	(216,166)
Net cash (used by) investing activities	(211,659)	(908,942)
Cash flows from financing activities:
Proceeds from stock issue	0	1,705,888
Payment of loan origination fees	(40,000)	(58,333)
Net borrowings (repayments) on line of credit	718,154	(450,456)
Net proceeds from funds subject to account control agreement	(178,676)	(447,598)
Repayment of long-term debt and capital leases	(394,984)	(397,387)
Other, net	0	5,292
Net cash provided by (used in) financing activities	104,494	357,406
Net increase (decrease) in cash and cash equivalents	0	0
Cash and cash equivalents at beginning of period	0	0
Cash and cash equivalents at end of period	0	0
Cash paid during the period for:
Interest paid, net of capitalized interest	409,953	328,194
Issuance of warrants to placement agent in connection with private placement transaction	$ 0	$ 219,661